Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 1,538	$ 1,793
Carrying amount, liabilities	2,914	3,895
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	123,551
Carrying amount, assets	915
Carrying amount, liabilities	2,123
Change in fair value	283
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	1,080	1,365
Carrying amount, liabilities	2,261	3,042
HSBC Holdings | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	39,538
Carrying amount, assets	217	436
Carrying amount, liabilities	993	1,074
Change in fair value	$ (231)
Weighted average rate of hedging instrument	1.34%
HSBC Holdings | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 217	436
Carrying amount, liabilities	838	$ 964
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	123,551
Carrying amount, assets	915
Carrying amount, liabilities	2,123
Change in fair value	283
Derivatives | HSBC Holdings | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	39,538
Carrying amount, assets	217
Carrying amount, liabilities	993
Change in fair value	$ (231)